7. PROPERTY AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
	March 31, 2014	December 31, 2013
	(unaudited)	(audited)

Land	$12,340	$12,340
Buildings and Equipment	448,663	440,413
	461,003	452,753
Less: Accumulated Depreciation	(3,116)	-
Property and Equipment, net	$457,887	$452,753